Segment Reporting - Schedule of Segment Revenue is based on the Geographical Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Segment Revenue is based on the Geographical Location [Line Items]
Segment revenue	$ 373,795	$ 423,748	$ 403,203
South America [Member]
Schedule of Segment Revenue is based on the Geographical Location [Line Items]
Segment revenue	256,762	293,458	275,767
Central America [Member]
Schedule of Segment Revenue is based on the Geographical Location [Line Items]
Segment revenue	57,876	83,493	83,006
North America [Member]
Schedule of Segment Revenue is based on the Geographical Location [Line Items]
Segment revenue	49,850	39,026	34,237
Europe [Member]
Schedule of Segment Revenue is based on the Geographical Location [Line Items]
Segment revenue	$ 9,307	$ 7,771	$ 10,193